PARTY-IN-INTEREST TRANSACTIONS - Summary of Party-In-Interest Transactions (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 2,803,408,685	$ 2,342,405,323
Realized and unrealized gain on Huntington common stock	$ 338,772,010	$ 281,265,401
Huntington common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	10,458,083	10,909,999
Investments, at fair value	$ 181,447,740	$ 177,505,684
Dividends on Huntington common stock	6,611,097	7,003,263
Realized and unrealized gain on Huntington common stock	11,227,281	40,922,367
Fidelity managed funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	781,215,393	660,236,416
Fidelity BrokerageLink
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 40,114,697	$ 31,511,360